Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,954.63
Previously Paid Amount	0.00
Total Fee Amount	68.50
Total Offset Amount	0.00
Net Fee	$ 68.50